Stockholders’ Equity (Details Narrative) - $ / shares				9 Months Ended
	Oct. 31, 2023	May 10, 2023	Dec. 31, 2021	Sep. 30, 2023	May 11, 2023	Dec. 31, 2022	Sep. 23, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized			4,000,000,000	4,000,000,000		4,000,000,000	4,000,000,000
Common stock, par value			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized							100,000,000
Preferred stock, par value							$ 0.001
Preferred stock, shares issued					0
Preferred stock, shares outstanding					0
Common stock, shares						125,073,621
Common stock, shares issued		125,073,621	70,496,041	70,496,041	3,877,282,251	70,496,041
Common stock, shares outstanding		125,073,621	70,496,041	70,496,041	3,877,282,251	70,496,041
Common stock conversion, description				Series A Convertible Preferred Shares, reducing its ownership of the Company’s Common Stock from approximately 88% to approximately 12%
Previously Reported [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares issued			3,877,282,251			3,877,282,251
Common stock, shares outstanding			3,877,282,251	3,877,282,251		3,877,282,251
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Conversion of stock, shares converted			3,877,282,251
Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized					3,877,282,251
Preferred stock, shares issued			0		0	0
Preferred stock, shares outstanding					0
Stockholders' equity, reverse stock split	1 for 55
Preferred stock, convertible, shares issuable	60,496,041
Subsequent Event [Member] | Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, convertible, shares issuable	60,496,041
Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		4,000,000,000					3,000,000,000
Common stock, par value		$ 0.001					$ 0.001
Preferred stock, shares authorized		100,000,000
Preferred stock, par value		$ 0.001
Common stock, voting rights		Each share of Common Stock when issued, shall have one (1) vote on all matters presented to the stockholders.
Board Of Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued		0		0		0
Preferred stock, shares outstanding		0		0		0
Common stock, shares issued				3,877,282,251		3,877,282,251
Common stock, shares outstanding				3,877,282,251		3,877,282,251